UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22312

ACAP Strategic Fund
(Exact name of registrant as specified in charter)

350 Madison Avenue, 9th Floor

New York, New York 10017
(Address of principal executive offices) (Zip code)

SilverBay Capital Management LLC

350 Madison Avenue, 9th Floor

New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-716-6840

Date of fiscal year end: September 30

Date of reporting period: March 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

ACAP STRATEGIC FUND

350 Madison Avenue, 9th Floor
New York, New York 10017

May 26, 2016

Re: ACAP Strategic Fund (the “Fund”) — Semi-Annual Report to Shareholders

Dear Investor:

Please find enclosed the Fund’s Semi-Annual Report to Shareholders.

Please note that a copy of the Fund’s prospectus may be obtained by contacting your financial advisor.

We appreciate your continued investment and look forward to a long and mutually beneficial relationship.

Very truly yours,

ACAP STRATEGIC FUND

ACAP Strategic Fund

Financial Statements
(Unaudited)

For the Six Months Ended March 31, 2016

ACAP Strategic Fund

Financial Statements
(Unaudited)

For the Six Months Ended March 31, 2016

ACAP STRATEGIC FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2016
Assets
Investments in securities, at fair value (cost $1,416,582,036)	$1,705,359,963
Purchased options, at fair value (cost $2,151,923)	1,966,512
Cash and cash equivalents (including British Pounds Sterling of $50,983, with a cost of $53,640, Euros of $1,945,877, with a cost of $1,861,753, Chinese Renminbi of $389,519, with a cost of $388,294, and Japanese Yen of $1,908,822, with a cost of $1,900,741)	152,438,815
Due from brokers (including British Pounds Sterling of $898,372, with a cost of $956,665, Australian Dollars of $1,925, with a cost of $1,766, and Hong Kong Dollars of $2,513,879, with a cost of $2,511,897)	423,590,347
Net unrealized appreciation on total return swaps	44,725,794
Receivable for investment securities sold	27,230,356
Dividends receivable	1,680,056
Interest receivable	669,351
Other assets	139,640

Total assets	2,357,800,834

Liabilities
Securities sold, not yet purchased, at fair value (proceeds $616,290,036)	603,640,909
Due to brokers (including Japanese Yen of $3,927,610, with a cost of $3,951,074, Euros of $1,578,925, with a cost of $1,539,644 and Swedish Krona of $89,196, with a cost of $83,702)	5,595,731
Due to custodian (Hong Kong Dollars of $4,887,714, with a cost of $4,876,142)	4,887,714
Withdrawals payable	45,068,873
Payable for investment securities purchased	9,439,237
Accrued incentive fees	4,822,133
Forward currency contracts at fair value, net	3,292,756
Management fees payable	2,141,174
Shareholders servicing fees payable	1,035,466
Dividends payable on securities sold, not yet purchased	998,637
Stock loan fee payable	939,235
Administration fees payable	335,819
Professional fees payable	124,999
Accrued expenses	195,360

Total liabilities	682,518,043

Net Assets	$1,675,282,791

Commitments and Contingencies
Net assets
Represented by:
Shares of beneficial interest - $0.001 par value; unlimited shares authorized; 120,149,867 Class A shares and 14,307,729 Class W shares issued and outstanding	$1,532,496,605
Accumulated net investment gain/(loss)	(219,928,681)
Accumulated net realized gain/(loss) of investment transactions, foreign currency transactions and total return swaps	20,066,981
Net unrealized gain/(loss) of investments, foreign currency and total return swaps	342,647,886

Net Assets	$1,675,282,791

Class A Net asset value per share	$12.80

Class W Net asset value per share	$9.60

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited)

Shares		March 31, 2016 Fair Value
	Investments in Securities—101.79%
	Common Stocks—101.79%
	China—12.26%
	E-Commerce / Products—3.67%
660,900	Alibaba Group Holding Ltd ADR *	$52,230,927
712,950	Vipshop Holdings Ltd ADR * (a)	9,182,796

		61,413,723

	E-Commerce / Services—1.22%
460,500	Ctrip.com International Ltd ADR *	20,381,730

	Internet Application Software—1.22%
1,002,700	Tencent Holdings Ltd	20,476,588

	Internet Content–Entertainment—2.87%
335,400	NetEase Inc ADR	48,156,732

	Web Portals / ISP—3.28%
288,300	Baidu Inc ADR * (a)	55,030,704

	Total China (cost $187,640,066)	$205,459,477

	France—0.46%
	Entertainment Software—0.46%
242,929	UBISOFT Entertainment *	7,640,501

	Total France (cost $5,481,484)	$7,640,501

	Hong Kong—1.81%
	Alternative Waste Technology—1.81%
27,130,000	China Everbright International Ltd	30,289,987

	Total Hong Kong (cost $16,734,766)	$30,289,987

	Israel—0.23%
	Electronic Components–Semiconductors—0.23%
312,326	Tower Semiconductor Ltd *	3,785,391

	Total Israel (cost $4,727,559)	$3,785,391

	Japan—10.13%
	Audio / Video Products—4.27%
2,530,900	Panasonic Corp	23,272,255
1,875,500	Sony Corp	48,274,582

		71,546,837

	Chemicals–Diversified—0.77%
713,700	Hitachi Chemical Co Ltd	12,858,601

	E-Commerce / Products—0.63%
1,097,769	Rakuten Inc	10,602,146

	Electric Products–Miscellaneous—1.06%
380,500	Mabuchi Motor Co Ltd	17,739,401

	Electronic Components–Miscellaneous—0.58%
554,700	Alps Electric Co Ltd	9,683,005

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		March 31, 2016 Fair Value
	Common Stocks (continued)
	Japan (continued)
	Entertainment Software—1.32%
429,700	Capcom Co Ltd	$10,494,475
429,276	Square Enix Holdings Co Ltd	11,610,829

		22,105,304

	Finance–Other Services—0.91%
995,038	Japan Exchange Group Inc	15,262,650

	Metal Products–Distribution—0.59%
692,573	MISUMI Group Inc	9,926,910

	Total Japan (cost $154,314,270)	$169,724,854

	Jersey—0.06%
	Medical Products—0.06%
67,619	Novocure Ltd *	979,123

	Total Jersey (cost $1,476,370)	$979,123

	United States—76.84%
	Apparel Manufacturers—1.30%
206,760	Carter’s Inc (a)	21,788,369

	Applications Software—4.65%
1,410,940	Microsoft Corp	77,926,216

	Commercial Services–Finance—6.87%
173,500	FleetCor Technologies Inc *	25,808,125
301,740	Global Payments Inc	19,703,622
514,860	MasterCard Inc, Class A (a)	48,654,270
104,000	PayPal Holdings Inc *	4,014,400
314,940	Vantiv Inc, Class A *	16,968,967

		115,149,384

	Commercial Services—0.53%
98,800	Cintas Corp	8,873,228

	Computer Aided Design—0.64%
297,760	Aspen Technology Inc * (a)	10,758,069

	Computer Software—1.67%
441,510	SS&C Technologies Holdings Inc	28,000,564

	Data Processing / Management—0.97%
257,490	Fidelity National Information Services Inc	16,301,692

	Diversified Financial Services—0.06%
120,000	On Deck Capital Inc *	934,800

	Electronic Components–Semiconductors—2.21%
778,880	Xilinx Inc (a)	36,942,278

	Electronic Design Automation—6.53%
2,334,269	Cadence Design Systems Inc *	55,042,063
1,122,620	Synopsys Inc * (a)	54,379,713

		109,421,776

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		March 31, 2016 Fair Value
	Common Stocks (continued)
	United States (continued)
	Entertainment Software—2.08%
862,380	Activision Blizzard Inc (a)	$29,182,939
148,510	Take-Two Interactive Software Inc *	5,594,372

		34,777,311

	Finance–Credit Card—3.34%
731,900	Visa Inc, Class A (a)	55,975,712

	Finance–Investment Banker / Broker—0.27%
203,084	Virtu Financial Inc, Class A	4,490,187

	Finance–Other Services—6.38%
429,150	CME Group Inc	41,219,858
279,420	Intercontinental Exchange Inc	65,702,819

		106,922,677

	Internet Content–Entertainment—4.80%
704,810	Facebook Inc, Class A *	80,418,821

	Investment Management / Advisory Services—1.02%
104,730	Affiliated Managers Group Inc * (a)	17,008,152

	Medical–Biomedical / Genetics—4.86%
133,940	Alexion Pharmaceuticals Inc * (a)	18,647,127
95,960	BioMarin Pharmaceutical Inc * (a)	7,914,781
548,700	Celgene Corp *	54,919,383

		81,481,291

	Medical–Generic Drugs—1.78%
111,470	Allergan PLC *	29,877,304

	Medical–Outpatient / Home Medical—1.60%
801,074	Premier Inc, Class A * (a)	26,723,829

	Medical–Wholesale Drug Distribution—1.80%
347,710	AmerisourceBergen Corp (a)	30,094,301

	Multimedia—0.30%
180,840	Twenty-First Century Fox Inc, Class B (a)	5,099,688

	Retail–Building Products—1.97%
436,000	Lowe’s Cos Inc	33,027,000

	Retail–Discount—10.06%
311,070	Costco Wholesale Corp (a)	49,018,411
555,790	Dollar General Corp	47,575,624
873,430	Dollar Tree Inc * (a)	72,023,037

		168,617,072

	Retail–Drug Store—2.15%
427,690	Walgreens Boots Alliance Inc (a)	36,028,606

	Semiconductor Components–Integrated Circuits—0.80%
226,850	Analog Devices Inc (a)	13,427,252

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		March 31, 2016 Fair Value
	Common Stocks (continued)
	United States (continued)
	Semiconductor Equipment—4.89%
522,400	Applied Materials Inc	$11,064,432
609,340	Lam Research Corp (a)	50,331,484
954,570	Teradyne Inc (a)	20,609,165

		82,005,081

	Television—1.72%
523,100	CBS Corp, Class B (a)	28,817,579

	Web Hosting / Design—1.59%
80,410	Equinix Inc	26,592,391

	Total United States (cost $1,046,207,521)	$1,287,480,630

	Total Common Stock (cost $1,416,582,036)	$1,705,359,963

	Total Investments in Securities (cost $1,416,582,036)†	$1,705,359,963

	Other Liabilities in Excess of Assets–(1.79%) **	$(30,077,172)

	Net Assets—100.00%	$1,675,282,791

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

*	Non-income producing security.

**	Includes $147,139,402 invested in a BNY Mellon Money Market Account, which is 8.78% of net assets.

ADR	American Depositary Receipt

†	Aggregate cost for federal income tax purposes is $1,532,275,920. The aggregate gross unrealized gain/(loss) for federal income tax purposes for all portfolio investments is as follows:

Excess of value of cost	$281,954,191
Excess of cost of value	(110,470,833)

$171,483,358

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

Investments in Securities – By Industry	March 31, 2016 Percentage of Net Assets (%)
Alternative Waste Technology	1.81
Apparel Manufacturers	1.30
Applications Software	4.65
Audio / Video Products	4.27
Chemicals – Diversified	0.77
Commercial Services – Finance	6.87
Commercial Services	0.53
Computer Aided Design	0.64
Computer Software	1.67
Data Processing / Management	0.97
Diversified Financial Services	0.06
E-Commerce / Products	4.30
E-Commerce / Services	1.22
Electric Products – Miscellaneous	1.06
Electronic Components – Miscellaneous	0.58
Electronic Components – Semiconductors	2.44
Electronic Design Automation	6.53
Entertainment Software	3.86
Finance – Credit Card	3.34
Finance – Investment Banker / Broker	0.27
Finance – Other Services	7.29
Internet Application Software	1.22
Internet Content – Entertainment	7.67
Investment Management / Advisory Services	1.02
Medical Products	0.06
Medical – Biomedical / Genetics	4.86
Medical – Generic Drugs	1.78
Medical – Outpatient / Home Medical	1.60
Medical – Wholesale Drug Distribution	1.80
Metal Products – Distribution	0.59
Multimedia	0.30
Retail – Building Products	1.97
Retail – Discount	10.06
Retail – Drug Store	2.15
Semiconductor Components – Integrated Circuits	0.80
Semiconductor Equipment	4.89
Television	1.72
Web Hosting / Design	1.59
Web Portals / ISP	3.28

Total Investments in Securities	101.79%

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF PURCHASED OPTIONS (Unaudited)

Contracts		March 31, 2016 Fair Value
	Purchased Options—0.12%
	Call Options—0.12%
	United States—0.12%
	Diversified Manufacturing Operations—0.07%
4,300	General Electric Co, 01/20/2017, $30.00	$1,186,800
	Foreign Exchange—0.05%
65,673,155	USD / CNH, 06/30/2017, $7.50	779,712

	Total United States (cost $2,151,923)	$1,966,512

	Total Call Options (cost $2,151,923)	$1,966,512

	Total Purchased Options (cost $2,151,923)	$1,966,512

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF PURCHASED OPTIONS (Unaudited) (concluded)

Purchased Options—By Industry	March 31, 2016 Percentage of Net Assets (%)
Diversified Manufacturing Operations	0.07%
Foreign Exchange	0.05%

Total Purchased Options	0.12%

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

Shares		March 31, 2016 Fair Value
	Securities Sold, Not Yet Purchased—36.03%
	Common Stock—36.03%
	China—2.13%
	Computers—0.62%
13,270,000	Lenovo Group Ltd	$10,333,305

	Electronic Components–Miscellaneous—0.56%
1,221,777	AAC Technologies Holdings Inc	9,340,670

	Metal Processors & Fabrication—0.13%
4,484,000	China Zhongwang Holdings Ltd	2,214,093

	Oil Companies–Integrated—0.44%
11,050,000	PetroChina Co Ltd	7,350,949

	Real Estate Operations / Development—0.38%
4,455,600	Guangzhou R&F Properties Co Ltd, Class H	6,387,669

	Total China (proceeds $36,641,410)	$35,626,686

	France—0.56%
	Retail–Major Department Store—0.56%
52,523	Kering	9,402,841

	Total France (proceeds $9,381,837)	$9,402,841

	Hong Kong—2.65%
	Casino Hotels—0.65%
657,300	Melco Crown Entertainment Ltd ADR	10,852,023

	Distribution / Wholesale—0.21%
5,960,000	Li & Fung Ltd	3,526,877

	Finance–Other Services—1.14%
796,600	Hong Kong Exchanges and Clearing Ltd	19,184,416

	Gas–Distribution—0.65%
5,783,000	Hong Kong & China Gas Co Ltd	10,810,670

	Total Hong Kong (proceeds $45,746,919)	$44,373,986

	India—0.75%
	Computer Services—0.75%
657,900	Infosys Ltd ADR	12,513,258

	Total India (proceeds $10,994,910)	$12,513,258

	Italy—0.06%
	Apparel Manufacturers—0.06%
298,200	Prada SpA	1,026,480

	Total Italy (proceeds $996,521)	$1,026,480

	Japan—5.66%
	Automobile–Cars / Light Trucks—0.80%
126,400	Toyota Motor Corp ADR	13,438,848

	Chemicals–Diversified—0.08%
104,500	Kutaray Co Ltd	1,279,345

	Diversified Manufacturing Operations—0.41%
3,484,000	Toshiba Corp	6,788,523

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		March 31, 2016 Fair Value
	Common Stocks (continued)
	Japan (continued)
	Electric Products–Miscellaneous—0.49%
119,900	Nidec Corp	$8,215,222

	Electric–Integrated—0.65%
1,220,721	Kansai Electric Power Co Inc	10,825,149

	Gas–Distribution—0.48%
1,735,561	Tokyo Gas Co Ltd	8,102,219

	Office Automation & Equipment—1.55%
867,700	Canon Inc	25,900,916

	Photo Equipment & Supplies—1.20%
510,100	FUJIFILM Holdings Corp	20,200,677

	Total Japan (proceeds $104,720,126)	$94,750,899

	Macau—0.35%
	Casino Hotels—0.35%
1,456,900	Sands China Ltd	5,935,376

	Total Macau (proceeds $5,753,732)	$5,935,376

	Netherlands—1.77%
	Semiconductor Equipment—1.77%
296,100	ASML Holding NV	29,725,479

	Total Netherlands (proceeds $28,556,877)	$29,725,479

	Switzerland—0.50%
	Computers–Peripheral Equipment—0.50%
530,200	Logitech International SA	8,435,482

	Total Switzerland (proceeds $7,814,122)	$8,435,482

	Taiwan—0.39%
	Electronic Components–Miscellaneous—0.16%
896,100	AU Optronics Corp ADR	2,643,495

	Semiconductor Components–Integrated Circuits—0.23%
1,830,500	United Microelectronics Corp ADR	3,807,440

	Total Taiwan (proceeds $7,910,847)	$6,450,935

	United States—21.21%
	Appliances—0.32%
29,770	Whirlpool Corp	5,368,722

	Beverages–Non-alcoholic—0.76%
275,110	Coca-Cola Co	12,762,353

	Casino Hotels—0.94%
303,900	Las Vegas Sands Corp	15,705,552

	Commercial Services–Finance—0.54%
468,800	Western Union Co	9,043,152

	Computer–Integrated Systems—0.57%
366,590	Teradata Corp	9,619,322

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		March 31, 2016 Fair Value
	Common Stocks (continued)
	United States (continued)
	Computers–Memory Devices—1.54%
405,700	Seagate Technology PLC	$13,976,365
251,810	Western Digital Corp	11,895,504

		25,871,869

	Cosmetics & Toiletries—1.13%
229,700	Proctor & Gamble Co	18,906,607

	Diversified Manufacturing Operations—1.19%
624,700	General Electric Co	19,859,213

	Electric–Integrated—3.08%
262,230	Consolidated Edison Inc	20,092,062
168,010	Duke Energy Corp	13,555,047
116,200	Public Service Enterprise Group Inc	5,477,668
242,100	Southern Co	12,523,833

		51,648,610

	Electronic Components–Semiconductors—1.90%
529,300	Intel Corp	17,122,855
255,200	Texas Instruments Inc	14,653,584

		31,776,439

	Industrial Automation / Robotics—0.55%
80,600	Rockwell Automation Inc	9,168,250

	Motorcycle / Motor Scooter—1.02%
332,430	Harley-Davidson Inc	17,063,632

	Networking Products—0.60%
352,850	Cisco Systems Inc	10,045,640

	Oil–Field Services—0.46%
104,370	Schlumberger Ltd	7,697,288

	REITS–Apartments—0.98%
195,610	Camden Property Trust	16,448,845

	REITS–Diversified—0.65%
115,530	Vornado Realty Trust	10,909,498

	REITS–Health Care—0.43%
105,100	Welltower Inc	7,287,634

	Rental Auto / Equipment—0.45%
276,400	Avis Budget Group Inc	7,562,304

	Retail–Apparel / Shoes—0.71%
650,670	Ascena Retail Group Inc	7,196,410
157,180	Gap Inc	4,621,091

		11,817,501

	Retail–Bedding—0.73%
245,870	Bed Bath & Beyond Inc	12,204,987

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		March 31, 2016 Fair Value
	Common Stocks (continued)
	United States (continued)
	Retail–Regional Department Store—0.66%
129,620	Dillard’s Inc, Class A	$11,006,034

	Security Services—0.77%
311,900	ADT Corp	12,868,994

	Telecommunication Equipment—0.24%
104,110	Plantronics Inc	4,080,071

	Telecommunication Equipment Fiber Optics—0.86%
691,090	Corning Inc	14,436,870

	Toys—0.13%
66,630	Mattel Inc	2,240,100

	Total United States (proceeds $357,772,735)	$355,399,487

	Total Common Stock (proceeds $616,290,036)	$603,640,909

	Total Securities Sold, Not Yet Purchased (proceeds $616,290,036)	$603,640,909

ADR American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (concluded)

Securities Sold, Not Yet Purchased – By Industry	March 31, 2016 Percentage of Net Assets (%)
Apparel Manufacturers	0.06
Automobile – Cars / Light Trucks	0.80
Appliances	0.32
Beverages – Non-alcoholic	0.76
Casino Hotels	1.94
Chemicals – Diversified	0.08
Commercial Services – Finance	0.54
Computer Services	0.75
Computers	0.62
Computers – Integrated Systems	0.57
Computers – Memory Devices	1.54
Computers – Peripheral Equipment	0.50
Cosmetics & Toiletries	1.13
Distribution / Wholesale	0.21
Diversified Manufacturing Operations	1.60
Electric Products – Miscellaneous	0.49
Electric – Integrated	3.73
Electronic Components – Miscellaneous	0.72
Electronic Components – Semiconductors	1.90
Finance – Other Services	1.14
Gas – Distribution	1.13
Industrial Automation / Robotics	0.55
Metal Processors & Fabrication	0.13
Motorcycle / Motor Scooter	1.02
Networking Products	0.60
Office Automation & Equipment	1.55
Oil Companies – Integrated	0.44
Oil – Field Services	0.46
Photo Equipment & Supplies	1.20
Real Estate Operations / Development	0.38
REITS – Apartments	0.98
REITS – Diversified	0.65
REITS – Health Care	0.43
Rental Auto / Equipment	0.45
Retail – Apparel / Shoes	0.71
Retail – Bedding	0.73
Retail – Major Department Store	0.56
Retail – Regional Department Store	0.66
Security Services	0.77
Semiconductor Components – Integrated Circuits	0.23
Semiconductor Equipment	1.77
Telecommunication Equipment	0.24
Telecommunication Equipment Fiber Optics	0.86
Toys	0.13

Total Securities Sold, Not Yet Purchased	36.03%

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited)

Notional Amount	Maturity Date		March 31, 2016 Unrealized Gain/(Loss)
	Swap Contracts—2.67%
	Total Return Swap Contracts—2.67%
	Building Products–Doors & Windows—0.04%
$(14,726,419)	3/4/2019	Asahi Glass Co Ltd	$685,918

Agreement with Morgan Stanley, dated 03/10/2010 to deliver the total return of the shares of Asahi Glass Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.

	Commercial Banks Non-U.S.—(0.07%)
(14,543,424)	12/13/2019	Australia & New Zealand Banking Group Ltd	316,907

Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Australia & New Zealand Banking Group Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.

(5,317,957)	12/23/2019	Commonwealth Bank of Australia	(682,514)

Agreement with Morgan Stanley, dated 12/23/2014 to receive the total return of the shares of Commonwealth Bank of Australia in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate less 0.40%.

(11,750,352)	12/13/2019	Westpac Banking Corp	(790,844)

Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Westpac Banking Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.

			(1,156,451)

	Computers—0.01%
(3,797,263)	3/4/2019	Foxconn Technology Co Ltd	186,916

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Foxconn Technology Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 1.25%.

	Computers–Peripheral Equipment—0.15%
(12,349,255)	3/4/2019	Innolux Display Corp	2,452,234

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Innolux Display Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 1.00%.

	Electric–Integrated—(0.08%)
(23,719,759)	3/4/2019	Tokyo Electric Power Co Inc	(1,331,068)

Agreement with Morgan Stanley, dated xx/xx/xxxx to deliver the total return of the shares of Tokyo Electric Power Co Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		March 31, 2016 Unrealized Gain/(Loss)
	Total Return Swap Contracts (continued)
	Electronic Components–Miscellaneous—0.26%
$(11,232,690)	3/4/2019	AU Optronics Corp	$3,477,994

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of AU Optronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.75%.

(30,893,208)	3/4/2019	Hon Hai Precision Industry Co Ltd	923,174

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Hon Hai Precision Industry Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.

(2,936,139)	3/4/2019	United Microelectronics Corp	(65,389)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of United Microelectronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.

			4,335,779

	Electronic Components–Semiconductors—0.78%
(3,897,331)	3/4/2019	Inotera Memories Inc	1,487,459

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Inotera Memories Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 1.25%.

72,674,172	3/4/2019	Samsung Electronics Co Ltd	4,087,208

Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Samsung Electronics Co Ltd in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.90%.

(23,767,949)	3/4/2019	SK Hynix Inc	7,480,099

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of SK Hynix Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.

			13,054,766

	Finance–Investment Fund—0.02%
2,882,008	2/25/2019	Flow Traders	300,504
		Agreement with Morgan Stanley, dated 02/25/2014 to receive the total return of the shares of Flow Traders in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%.

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		March 31, 2016 Unrealized Gain/(Loss)
	Total Return Swap Contracts (continued)
	Food–Retail—0.46%
$(5,930,747)	2/25/2019	Distribuidora Internacional de Alimentacion SA	$1,388,117

Agreement with Morgan Stanley, dated 01/01/2012 to deliver the total return of the shares of Distribuidora Internacional de Alimentacion SA in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.

2,497,956	12/10/2018	Ocado Group PLC	(510,514)

Agreement with Morgan Stanley, dated 12/07/2012 to receive the total return of the shares of Ocado Group PLC in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%.

(7,603,468)	12/10/2018	Sainsbury PLC	(637,256)

Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Sainsbury PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 1.50%.

(15,407,143)	12/10/2018	Tesco PLC	1,507,819
		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Tesco PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.
(21,952,322)	12/23/2019	Wesfarmers Ltd	(1,433,284)

Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Wesfarmers Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.

(8,324,288)	12/10/2018	WM Morrison Supermarkets PLC	(610,306)

Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of WM Morrison Supermarkets PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.47%.

(38,989,879)	12/23/2019	Woolworths Ltd	8,035,536

Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Woolworths Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.

			7,740,112

	Hotels & Motels—(0.10%)
9,802,275	12/10/2018	Whitbread PLC	(1,743,823)

		Agreement with Morgan Stanley, dated 12/07/2012 to receive the total return of the shares of Whitbread PLC in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%.

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		March 31, 2016 Unrealized Gain/(Loss)
	Total Return Swap Contracts (continued)
	Office Automation & Equipment—0.01%
$(15,843,686)	3/4/2019	Ricoh Co Ltd	$(331,933.00)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Ricoh Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.

(15,298,296)	3/4/2019	Seiko Epson Corp	481,799.00

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Seiko Epson Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.

			149,866

	Photo Equipment & Supplies—0.10%
(12,900,902)	3/4/2019	Konica Minolta Inc	1,717,256

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Konica Minolta Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.42%.

	Retail–Apparel / Shoes—0.01%
(4,185,561)	12/10/2018	Next PLC	127,719

		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Next PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.
	Retail–Discount—(0.30%)
6,034,843	12/10/2018	B&M European Value Retail SA	(760,937.00)

Agreement with Morgan Stanley, dated 12/07/2012 to receive the total return of the shares of B&M European Value Retail SA in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%.

7,864,440	12/10/2018	Poundland Group PLC	(4,215,298)

Agreement with Morgan Stanley, dated 12/07/2012 to receive the total return of the shares of Poundland Group PLC in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%.

			(4,976,235)

	Retail–Jewelry—0.24%
(17,358,455)	5/8/2017	Cie Financiere Richmont SA	2,023,566

Agreement with Morgan Stanley, dated 05/08/2015 to deliver the total return of the shares of Cie Financiere Richmont SA in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		March 31, 2016 Unrealized Gain/(Loss)
	Total Return Swap Contracts (continued)
	Retail–Jewelry (continued)
$(23,566,318)	12/10/2018	Swatch Group AG	$2,011,703

Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Swatch Group AG in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 1.75%.

			4,035,269

	Retail–Major Department Store—0.00%
(5,590,325)	12/10/2018	Marks & Spencer Group	(10,104)

Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Marks & Spencer Group in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%.

	Satellite Telecommunications—(0.01%)
3,624,742	2/25/2019	Cellnex Telecom SAU	(155,472)

Agreement with Morgan Stanley, dated 02/25/2014 to receive the total return of the shares of Cellnex Telecom SAU in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%

	Semiconductor Components–Integrated Circuits—0.10%
(11,236,283)	3/4/2019	Novatek Microelectronics Corp	1,850,818

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Novatek Microelectronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 1.13%.

39,846,270	3/4/2019	QUALCOMM Inc	(98,124)
		Agreement with Morgan Stanley, dated 03/01/2012 to receive the total return of the shares of QUALCOMM Inc in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%.

			1,752,694

	Television—0.05%
4,985,443	3/4/2019	Nippon Television Holdings Inc	806,476

Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Nippon Television Holdings Inc in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.60%.

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount	Maturity Date		March 31, 2016 Unrealized Gain/(Loss)
	Total Return Swap Contracts (continued)
	Web Portals / ISP—1.00%
$70,832,489	3/4/2019	Alphabet Inc, Class A	$16,753,438

Agreement with Morgan Stanley, dated 03/01/2012 to receive the total return of the shares of Alphabet Inc, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%.

	Total Swap Contracts		$44,725,794

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (concluded)

Swap Contracts – By Industry	March 31, 2016 Percentage of Net Assets (%)
Building Products – Doors & Windows	0.04
Commercial Banks Non-U.S	(0.07)
Computers	0.01
Computers – Peripheral Equipment	0.15
Electric – Integrated	(0.08)
Electronic Components – Miscellaneous	0.26
Electronic Components – Semiconductors	0.78
Finance – Investment Fund	0.02
Food – Retail	0.46
Hotels & Motels	(0.10)
Office Automation & Equipment	0.01
Photo Equipment & Supplies	0.10
Retail – Apparel / Shoes	0.01
Retail – Discount	(0.30)
Retail – Jewelry	0.24
Retail – Major Department Store	0.00
Satellite Telecommunications	(0.01)
Semiconductor Components – Integrated Circuits	0.10
Television	0.05
Web Portals / ISP	1.00

Total Swap Contracts	2.67%

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF FORWARD CURRENCY CONTRACTS (Unaudited)

Counterparty	Settlement Date	Currency Sold	Contracts	Currency Bought	Contracts	March 31, 2016 Unrealized Gain / (Loss)

Forward Currency Contracts—(0.20%)
Morgan Stanley & Co., Inc	4/11/2016	CNH	(445,526,684)	USD	65,673,155	$(3,292,756)

Total Forward Currency Contracts						$(3,292,756)

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
SCHEDULE OF FORWARD CURRENCY CONTRACTS (Unaudited) (concluded)

Forward Currency Contracts—By Industry	March 31, 2016 Percentage of Net Assets (%)
Foreign Exchange	(0.20)

Total Forward Currency Contracts	(0.20%)

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended March 31, 2016
Investment Income
Dividends (net of foreign withholding tax of $221,021)	$10,084,956
Interest	3,571,195

Total investment income	13,656,151

Expenses
Management fees	12,677,342
Dividends on securities sold, not yet purchased	7,510,432
Distribution and shareholder servicing fees—Class A Shares	6,221,485
Stock loan fees	5,863,800
Incentive Fee	5,186,986
Administration fees	670,333
Professional fees	233,850
Transfer agent fees	216,840
Interest expense	214,723
Custody fees	110,518
Insurance expense	97,371
Registration fees	44,312
Trustees’ fees	15,000
Miscellaneous expense	278,305

Total expenses	39,341,297

Net investment loss	(25,685,146)

Realized and unrealized gain/(loss) from investment activities, forward currency contracts, foreign currency transactions, total return swaps and purchased options
Realized gain/(loss) from investment activities, foreign currency transactions, total return swaps and purchased options
Investment securities	(9,336,200)
Securities sold, not yet purchased	15,916,034
Foreign currency transactions	(945,123)
Purchased options	473,549
Total return swaps	(8,648,414)

Net realized gain/(loss) from investment activities, foreign currency transactions, total return swaps and purchased options	(2,540,154)

Net change in unrealized gain/(loss) from investment activities, foreign currency transactions, forward currency contracts, total return swaps and purchased options
Investments securities	109,174,776
Securities sold, not yet purchased transactions	(55,207,576)
Foreign currency transactions	(43,819)
Forward currency contracts	(3,292,756)
Purchased options	(185,412)
Total return swaps	9,908,175

Net change in unrealized gain/(loss) from investment activities, foreign currency transactions, forward currency contracts, total return swaps and purchased options	60,353,388

Net realized and unrealized gain/(loss) from investment activities, foreign currency transactions, forward currency contracts, total return swaps and purchased options	57,813,234

Net increase in net assets resulting from operations	$32,128,088

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2016 (Unaudited)	For the Year Ended September 30, 2015
From operations:

Net investment loss	$(25,685,146)	$(48,380,918)
Net realized gain/(loss) from investment activities, foreign currency transactions, total return swaps and purchased options	(2,540,154)	26,189,968
Net change in unrealized gain/(loss) from investment activities, foreign currency transactions, forward currency contracts, total return swaps and purchased options	60,353,388	49,230,611

Net increase/(decrease) in net assets resulting from operations	32,128,088	27,039,661

Distributions to shareholders:

From net realized gain
Class A ($0.03053 and $0.48697 per share, respectively)	(3,876,783)	(57,080,054)
Class W ($0.03053 per share)	(114,031)	—

Net decrease in net assets resulting from distributions to shareholders	(3,990,814)	(57,080,054)

From transactions in shares:

Proceeds from sales of shares
Class A	111,751,012	189,734,241
Class W	48,789,406	6,789,674

Total proceeds from sale of shares	160,540,418	196,523,915

Reinvestment of distributions
Class A	3,655,131	53,189,149
Class W	111,618	—

Total reinvestment of distributions	3,766,749	53,189,149

Cost of shares repurchased
Class A	(71,798,821)	(133,574,082)
Class W	(361,088)	—

Total cost of shares repurchased	(72,159,909)	(133,574,082)

Exchange of shares
Class A	(83,448,687)	—
Class W	83,448,687	—

Total exchange of shares	—	—
Net increase in net assets from transactions in shares	92,147,258	116,138,982

Net increase in net assets	120,284,532	86,098,589

Net assets at beginning of period	1,554,998,259	1,468,899,670

Net assets at end of period	$1,675,282,791	$1,554,998,259

Accumulated Undistributed Net Investment Loss	$(219,928,681)	$(194,243,535)

The accompanying notes are an integral part of these financial statements.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2016 (Unaudited)

1. Organization

ACAP Strategic Fund (the “Fund”) was organized as a Delaware statutory trust in June 2009. The Fund commenced operations on March 1, 2010. The Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, closed-end management investment company. The Fund operates as an interval fund under Rule 23c-3 of the 1940 Act and, as such, offers to repurchase between 5% – 25% of its outstanding Shares at their net asset value as of or prior to the end of each fiscal quarter. SilverBay Capital Management LLC serves as the investment adviser of the Fund (the “Adviser”). The Adviser is controlled by its sole member, Alkeon Capital Management, LLC (“Alkeon”). Each of the Adviser and Alkeon is registered with the SEC as an investment adviser.

The Fund’s investment objective is to achieve maximum capital appreciation. The Fund pursues this objective by investing its assets primarily in equity securities of U.S. and foreign companies that the Adviser believes are well positioned to benefit from demand for their products or services, including companies that can innovate or grow rapidly relative to their peers in their markets. The Fund also pursues its objective by effecting short sales of securities when the Adviser believes that the market price of a security is above its estimated intrinsic or fundamental value. The Fund may also borrow money for investment purposes, i.e., leverage its assets. The use of short sales and leverage are speculative investment practices and involve a high degree of risk.

The Fund is authorized to issue an unlimited number of shares of beneficial interest (“Shares”), $0.001 par value. The minimum initial investment in the Fund by an investor is $100,000, subject to reduction at the discretion of an investor’s broker, dealer or other financial intermediary, but not below $50,000 (including a sales load, if applicable). Minimum subsequent investments must be at least $10,000 (including a sales load, if applicable). Investors may be charged a sales load up to a maximum of 3% on the amount they invest. The specific amount of the sales load is not fixed and will be determined by the investor and its broker, dealer or other financial intermediary. Shares may only be purchased through, and with funds drawn on, an investor’s brokerage account with Breakwater Group Distribution Services, LLC (formerly known as Breakwater Group, LLC) (the “Underwriter”) or with brokers or dealers retained by the Underwriter to act as selling agents to assist in the distribution of Shares (“Selling Agents”). Class W Shares may be purchased through, and with funds drawn on, an investor’s “wrap-fee” account with a registered broker dealer or registered investment adviser retained by the Underwriter or the Adviser, as applicable. Shares of the Fund may be purchased only by investors who certify to the Fund or its agents that they have a net worth of more than $2,000,000 (excluding the value of the primary residence of such person and any debt secured by such property up to its current market value) or otherwise satisfy the definition of a “qualified client” under the Investment Advisers Act of 1940. Under certain circumstances (including where a Class A shareholder may be eligible to invest in Class W Shares), and only as authorized by the Underwriter or the Fund, Class A Shares may be exchanged for Class W Shares. Any such exchange would generally not be a taxable event for U.S. federal income tax purposes. If shares are exchanged, such transactions shall not be considered a repurchase from the Fund triggering a Fiscal Period (as defined below) end for purpose of calculation of the Incentive Fee (as defined below). As an interval fund, the Fund has adopted a fundamental policy to offer to repurchase at least 5% of its outstanding Shares at their net asset value at regular intervals. Currently, the Fund intends to offer to repurchase 25% of its outstanding Shares as of or prior to the end of each fiscal quarter. However, repurchase offers in excess of 5% of the Fund’s outstanding Shares for any particular fiscal quarter are entirely within the discretion of the Board of Trustees of the Fund (the “Board”) and, as a result, there can be no assurance that the Fund will make repurchase offers for amounts in excess of 5% of the outstanding Shares for any particular fiscal quarter.

Effective December 18, 2014, all existing shares of the Fund were designated “Class A shares.” Class A Shares are subject to a front-end sales charge and a distribution and shareholder servicing fee. Unlike Class A Shares, Class W Shares are not subject to any sales load or distribution and shareholder servicing fees. Class W Shares of the Fund are currently available to investors whose investment in the Fund is made through an asset-based fee program sponsored by a registered broker-dealer or a

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2016 (Unaudited) (continued)

1. Organization (continued)

registered investment adviser (also known as a “wrap fee” program) and whose financial advisor recommends their investment in the Fund. The Adviser (or its affiliates) may also enter into agreements with registered investment advisors to allow them to transact in Class W Shares on behalf of their clients (such registered investment advisors shall be deemed “Selling Agents” as the context requires).

The Board has overall responsibility for the management and supervision of the operations of the Fund. The Board has delegated responsibility for management of the Fund’s day-to-day operations to the Adviser. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation. The persons comprising the Board (the “Trustees”) are not required to invest in the Fund or to own Shares. A majority of the Trustees are persons who are not “interested persons” (as defined in the 1940 Act) of the Fund (the “Independent Trustees”). The Independent Trustees perform the same functions for the Fund as are customarily exercised by the non-interested directors of a registered investment company organized as a corporation.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (hereafter referred to as “authoritative guidance”) requires the Adviser to make estimates and assumptions in determining the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Adviser believes that the estimates utilized in preparing the Fund’s financial statements are reasonable and prudent; however, actual results could differ from these estimates.

Aggregate cumulative appreciation or depreciation, with the exception of the distribution and shareholder servicing fee, is allocated pro rata between Class A and Class W Shares based on the net asset value of each share class as compared to the Fund’s net asset value overall on a monthly basis. The distribution and shareholder servicing fee is allocated only to Class A Shares.

The Fund qualifies as an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services—Investment Companies and, therefore, is applying the specialized accounting and reporting guidance in ASC Topic 946.

The following is a summary of the significant accounting policies of the Fund:

a. Revenue Recognition

Securities transactions, including related revenue and expenses, are recorded on a trade date basis. Effective October 1, 2015, the Fund employs the specific identification method. Prior to that date, the Fund utilized the minimum tax basis cost method. Dividends are recorded on the ex-dividend date, net of foreign withholding tax. Interest income and expense are recorded on the accrual basis.

The Fund amortizes premium and accretes discount on bonds using the effective yield method.

b. Portfolio Valuation

The value of the net assets of the Fund is determined on each business day as of the close of regular business of the NYSE in accordance with the procedures set forth below or as may be determined from time to time pursuant to policies established by the Board.

Domestic exchange traded equity securities (other than options) other than those that trade on NASDAQ are valued at their last reported composite sale prices as reported on such exchanges or, in the absence of any reported sale on a particular day, at their composite bid prices (for securities held long) or their composite ask prices (for securities sold short), as reported by such exchanges. Securities traded on NASDAQ are valued: (i) at the NASDAQ Official Closing Price (“NOCP”) (which is the

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2016 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

b. Portfolio Valuation (continued)

last trade price at or before 4:00 p.m. (EST) adjusted up to NASDAQ’s best offer price if the last trade is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); (ii) if no NOCP is available, at the last sale price on NASDAQ prior to the calculation of the Fund’s net asset value; (iii) if no sale is shown on NASDAQ, at the bid price; or (iv) if no sale is shown and no bid price is available for a period of seven business days, the price will be deemed “stale” and the value will be determined at fair value. Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities sold short) as reported by that exchange.

Total return swaps on equity securities are generally valued based upon the price for the reference asset, as determined in the manner specified above.

Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities sold short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by the Adviser under the supervision of the Board in accordance with authoritative guidance.

Debt securities (other than convertible securities) are valued in accordance with the procedures described above, which with respect to these securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units. The Adviser monitors the reasonableness of valuations provided by the pricing service.

If in the view of the Adviser, the bid price of an option or debt security (or ask price in the case of any such security sold short) does not fairly reflect the market value of the security, the security may be valued at fair value in good faith pursuant to procedures adopted by the Board.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before the Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Fund or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be valued at fair value, taking into account the aforementioned factors, in good faith pursuant to procedures adopted by the Board.

The Fund follows authoritative guidance for fair value measurement. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2016 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

b. Portfolio Valuation (continued)

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Fund recognizes transfers into and out of levels indicated above at the end of the reporting period. There were no such transfers during the six months ended March 31, 2016.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Additional information on the investments can be found in the Schedule of Investments, the Schedule of Securities Sold, Not Yet Purchased, the Schedule of Swap Contracts and the Schedule of Forward Contracts.

The following table summarizes the fair value of assets and liabilities by the ASC 820 fair value hierarchy levels as of March 31, 2016.

	Level 1	Level 2	Level 3	Balance March 31, 2016
Assets
Common Stock	$1,705,359,963	$—	$—	$1,705,359,963
Purchased Options	1,186,800	779,712	—	1,966,512
Total Return Swaps	—	44,725,794	—	44,725,794

Total Assets	$1,706,546,763	$45,505,506	$—	$1,752,052,269

Liabilities
Common Stock	$603,640,909	$—	$—	$603,640,909
Forward Currency Contracts	—	3,292,756		3,292,756

Total Liabilities	$603,640,909	$3,292,756	$—	$606,933,665

c. Cash and Cash Equivalents

The Fund considers all financial instruments that mature within three months of the date of purchase as cash equivalents. At March 31, 2016, $147,139,402 in cash equivalents were held in a BNY Mellon Money Market Account. Amounts typically exceed federally insured limits.

d. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with authoritative guidance. To the extent these differences are permanent, such amounts are reclassified within the capital account based on their federal tax basis treatment; temporary differences do not require such reclassification.

e. Income Taxes

Each year the Fund intends to operate in a manner to qualify as, and has elected to be treated as, a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. To qualify as a regulated investment company, the Fund must comply with certain requirements relating to, among other things, the sources of its income and diversification of its assets. If the Fund so qualifies and distributes each year to its shareholders at least 90% of its investment company taxable income (generally including ordinary income and net short-term capital gain, but not net capital gain, which is the excess of net long-term capital gain over net short-term capital loss) and meets certain other requirements, it will not be required to pay federal income taxes

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2016 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

e. Income Taxes (continued)

on any income it distributes to shareholders. The Fund intends to distribute at least the minimum amount necessary to satisfy the 90% distribution requirement. The Fund will not be subject to federal income tax on any net capital gain distributed to shareholders.

Foreign securities held by the Fund may be subject to foreign taxation on dividend income received.

The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date. At March 31, 2016, the Fund had no deferred tax liability.

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

f. Due to/from Brokers and Custodian

Due to/from brokers consists of U.S. dollar cash balances held at the Fund’s prime brokers (Morgan Stanley & Co., Inc. and Credit Suisse Securities (USA) LLC). The Fund is charged interest on cash it borrows at agreed upon rates with its prime brokers. The amount due from broker primarily represents receivables for funds held by the broker which result from proceeds of short sales and cash proceeds from the unwind of swap positions. It is the Fund’s policy to monitor the credit standing of the broker and other financial institutions with which it conducts business. Due to custodian consists of U.S. dollar debit cash balances held at the Fund’s custodian (The Bank of New York Mellon).

3. Management Fee

In consideration of management services provided by the Adviser and for services provided by the Adviser or an affiliate for certain administrative services, the Fund pays the Adviser a monthly management fee computed at the annual rate of 1.50% of the Fund’s average daily net assets (the “Management Fee”), which is due and payable in arrears within five business days after the end of each month. This fee is accrued daily as an expense to be paid out of the Fund’s assets and has the effect of reducing the net asset value of the Fund. For the six months ended March 31, 2016, Management Fees totaled $12,677,342, of which $2,141,174 remained payable to the Adviser at the end of the reporting period and is included on the Statement of Assets and Liabilities.

4. Incentive Fee

The Fund also pays the Adviser a performance-based incentive fee (the “Incentive Fee”). The Incentive Fee is determined as of the end of the fiscal year in an amount equal to 20% of the amount by which the Fund’s net profits for all Fiscal Periods (defined below) exceed the balance of the loss carryforward account (described below), without duplication for any Incentive Fees paid during such fiscal year. The Fund also pays the Adviser the Incentive Fee in the event a Fiscal Period is triggered in connection with a Share repurchase offer by the Fund.

For purposes of calculating the Incentive Fee, net profits means the amount by which: (a) the net assets of the Fund as of the end of a Fiscal Period, increased by the dollar amount of Shares repurchased during the Fiscal Period (excluding Shares to be repurchased as of the last day of the Fiscal Period after determination of the Incentive Fee) and by the amount of dividends and other distributions paid to shareholders during the Fiscal period and not reinvested in additional Shares (excluding any dividends and other distributions to be paid as of the last day of the Fiscal Period), exceeds (b) the net assets of the Fund as of the beginning of the Fiscal Period, increased by the dollar amount of Shares issued

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2016 (Unaudited) (continued)

4. Incentive Fee (continued)

during the Fiscal Period (excluding any Shares issued in connection with the reinvestment of dividends and other distributions paid by the Fund).

Net assets means the total value of all assets of the Fund, less an amount equal to all accrued debts, liabilities and obligations of the Fund, determined in accordance with the valuation and accounting policies and procedures of the Fund.

Fiscal Period means each period ending on the Fund’s fiscal year-end (or such other period ending on the Fund’s fiscal year-end in the event the Fund’s fiscal year is changed), provided that whenever the Fund conducts a Share repurchase offer, the period of time from the last Fiscal Period-end through the effective date of the repurchase offer also constitutes a Fiscal Period for purposes of calculating the Incentive Fee due (if any) on Shares being tendered for repurchase.

The Incentive Fee is payable for a Fiscal Period only if there is no positive balance in the Fund’s loss carryforward account. The loss carryforward account is an account that is credited as of the end of each Fiscal Period with the amount of any net loss of the Fund for that Fiscal Period and will be debited (but not below zero) with the amount of any net profits of the Fund for that Fiscal Period. This is sometimes known as a “high water mark.” The loss carryforward account is also reduced by: (i) the payment by the Fund of any dividend or other distribution to Shareholders (unless the full amount thereof is reinvested in Shares of the Fund); and (ii) any repurchase by the Fund of its Shares.

For the six months ended March 31, 2016, accrued Incentive Fee amounted to $5,186,986, of which $4,822,133 remained payable at the end of the reporting period.

5. Distribution and Shareholder Servicing Fee

The Board has approved, and the Fund has adopted, a distribution and service plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and the related servicing of shareholders. Under the plan, Class A shares of the Fund are subject to ongoing distribution and shareholder servicing fees to compensate Selling Agents for selling shares of the Fund, marketing the Fund and providing, or arranging for the provision of, ongoing investor services and account maintenance services to investors in the Fund. These fees are accrued daily and paid monthly in an amount not to exceed, in the aggregate, 0.75% (on an annualized basis) of the net asset value of the Class A shares of the Fund (the “Distribution and Shareholder Servicing Fees”). Distribution and Shareholder Servicing Fees are accrued daily as an expense of the Fund. Class W shares of the Fund are not subject to the Distribution and Shareholder Servicing Fees.

For the six months ended March 31, 2016, Distribution and Shareholder Servicing Fees amounted to $6,221,485. At March 31, 2016, $1,035,466 remained payable and is included in the accompanying Statement of Assets and Liabilities.

6. Administration Fee, Related Party Transactions and Other

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as the Fund’s administrator and provides various administration, fund accounting, investor accounting and taxation services to the Fund. BNY Mellon also provides transfer agency services to the Fund and is paid a minimum of $20,000 per annum for such services. In consideration of the administration and accounting services, the Fund pays BNY Mellon a monthly asset-based fee that includes the regulatory administration fee, which is not anticipated to exceed .08% of the Fund’s average net assets. The Fund also reimburses BNY Mellon for certain out-of- pocket expenses.

The Bank of New York Mellon (the “Custodian”) serves as the primary custodian of the Fund’s assets, and may maintain custody of the Fund’s assets with domestic and foreign sub-custodians (which may be banks, trust companies, securities depositories and clearing agencies), approved by the Board in accordance with the requirements set forth in Section 17(f) of the 1940 Act and the rules adopted thereunder. Assets of the Fund are not held by the Adviser or commingled with the assets of other

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2016 (Unaudited) (continued)

6. Administration Fee, Related Party Transactions and Other (continued)

accounts other than to the extent that securities are held in the name of a custodian in a securities depository, clearing agency or omnibus customer account of a custodian.

The Fund’s distributor is Breakwater Group Distribution Services LLC (formerly known as Breakwater Group, LLC) (“Breakwater”). Alkeon is the non-managing member of Breakwater. Breakwater (previously defined as the “Underwriter”), an underwriter under the federal securities laws, serves as underwriter of the Fund’s Shares on a best efforts basis. Pursuant to the terms of the underwriter’s distribution agreement with the Fund, the Underwriter may retain unaffiliated brokers or dealers (i.e. “Selling Agents”) to assist in the distribution of Shares. As described in Note 5 above and in the Fund’s prospectus, Distribution and Shareholder Servicing Fees are used to compensate Selling Agents and are generally not retained by Breakwater.

Each Independent Trustee receives an annual retainer of $15,000 plus reimbursement of reasonable out of pocket expenses. Trustees who are “interested persons” do not receive any annual or other fee from the Fund. Trustees who are “interested persons” are reimbursed by the Fund for all reasonable out-of- pocket expenses incurred in performing their duties. The Officers of the Fund serve without compensation.

7. Indemnifications and Financial Guarantees

The Fund has entered into several contracts that contain routine indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund has had no claims or payments pursuant to these or prior agreements, and the Fund believes the likelihood of a claim being made is remote.

8. Securities Transactions

Aggregate purchases and sales of investment securities for the six months ended March 31, 2016, amounted to $762,521,870 and $857,758,135, respectively. Aggregate proceeds received and paid for securities sold, not yet purchased for the six months ended March 31, 2016, amounted to $865,717,565 and $859,709,119, respectively.

Aggregate purchases and sales of total return swap contracts held long for the six months ended March 31, 2016, amounted to $93,221,585 and $91,641,716, respectively. Aggregate proceeds received and paid for total return swap contracts held short for the six months ended March 31, 2016, amounted to $171,781,351 and $89,075,081, respectively.

Aggregate purchases and sales of purchased options for the six months ended March 31, 2016, amounted to $4,394,124 and $2,715,750, respectively.

9. Borrowings

The Fund is authorized to borrow money for investment purposes, to meet repurchase requests and for liquidity purposes. Borrowings by the Fund (which do not include securities sold, not yet purchased and derivative transactions), subject to limitations of the 1940 Act, will not exceed 33 1/3 percent of the Fund’s total assets. Purchasing equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security’s value with respect to transactions in U.S. markets and varying (typically lower) percentages with respect to transactions in foreign markets. Borrowings to purchase equity securities typically will be secured by the pledge of those securities. Borrowing for investment purposes (a practice known as “leverage”) is a speculative investment practice and involves certain risks.

Although leverage can increase investment returns if the Fund earns a greater return on the investments purchased with borrowed funds than it pays for the use of those funds, the use of leverage

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2016 (Unaudited) (continued)

9. Borrowings (continued)

will decrease investment returns if the Fund fails to earn as much on investments purchased with borrowed funds as it pays for the use of those funds. The use of leverage will therefore magnify the impact of changes in the value of investments held by the Fund on the Fund’s net asset value and thus can increase the volatility of the Fund’s net asset value per Share. The Fund’s investment program makes frequent use of leverage.

For the six months ended March 31, 2016, the average daily amount of such borrowings was $49,823,552 and the daily weighted average annualized interest rate was 0.52%. At March 31, 2016, the total amount of such borrowings was $52,695,731.

10. Transactions in Shares

Transactions in Shares were as follows:

	For the Six Months Ended March 31, 2016 Shares
	Class A	Class W
Shares at the beginning of the period	123,341,156	672,718
Shares sold	8,573,207	4,973,589
Shares reinvested	271,152	11,062
Shares repurchased	(5,531,344)	(37,320)
Shares exchanged*	(6,504,304)	8,687,680

Net increase (decrease)	(3,191,289)	13,635,011

Shares at the end of the period	120,149,867	14,307,729

*	$83,448,687 represents the value of Class A and W Shares exchanged, in the aggregate. Different Share amounts are due to different net asset values between the Share classes.

As of March 31, 2016, the Investment Adviser and its affiliates own 10,509.793 Class A Shares of the Fund.

11. Principal and Non-Principal Fund Investment Practices and Their Risks

Although the Fund’s principal investment strategy is to invest primarily in equity securities of U.S. and foreign companies, the Fund may invest its assets in other types of securities and in other asset classes when, in the judgment of the Adviser (subject to any policies established by the Board), such investments present opportunities for the Fund to achieve maximum capital appreciation, taking into account the availability of equity investment opportunities, market conditions, the relative risk/reward analysis of other investments compared to equity securities, and such other considerations as the Adviser deems appropriate.

The Fund may effect short sales of securities when the Adviser believes that the market price of a security is above its estimated intrinsic or fundamental value. For example, the Fund may “short” a security of a company if the Adviser believes the security is over-valued in relation to the issuer’s prospects for earnings growth. In addition, the Fund may attempt to limit exposure to a possible market decline in the value of its portfolio securities through short sales of securities that the Adviser believes possess volatility characteristics similar to those being hedged. At times, the Fund may be exposed significantly to short positions and, as a result, the dollar value of short positions in the portfolio could exceed the dollar value of long positions.

To effect a short sale, the Fund will borrow a security from a brokerage firm to make delivery to the buyer. The Fund is then obligated to replace the borrowed security by purchasing it at the market price at the time of replacement. Thus, short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2016 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

appreciated in value, thus resulting in a loss to the Fund. Positions in stocks sold short are more risky than long positions (purchases) in stocks because the maximum loss on a stock purchased is limited to the amount paid for the stock plus the transaction costs, where in the case of a short sale, there is no limit on the loss that may be incurred. Moreover, the amount of any gain achieved through a short sale will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Fund may be required to pay in connection with a short sale. There is a risk that the borrowed securities would need to be returned to the brokerage firm on short notice. If a request for return of securities occurs at a time when other short sellers of the subject security are receiving similar requests, a “short squeeze” can occur, and the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short with purchases on the open market, possibly at prices significantly in excess of the price at which the securities were sold short. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged. Short selling may exaggerate the volatility of the Fund’s investment portfolio. Short selling may also produce higher than normal portfolio turnover and may result in increased transaction costs to the Fund. In addition, the Fund, as a result of certain short sale transactions, may recognize short term capital gain, which will be passed through to investors as ordinary income.

The Fund’s short sales have the additional effect of leveraging the Fund’s assets. The Fund may also generate leverage through engaging in securities lending. The Fund’s use of total return swaps can also expose the Fund to leveraged investment exposure. Although leverage can increase investment returns if the Fund earns a greater return on the investments purchased with borrowed funds than it pays for the use of those funds, the use of leverage will decrease investment returns if the Fund fails to earn as much on investments purchased with borrowed funds as it pays for the use of those funds. The use of leverage will therefore magnify the impact of changes in the value of investments held by the Fund on the Fund’s net asset value and thus can increase the volatility of the Fund’s net asset value per share. During periods of volatility, regulators may impose certain restrictions or disclosure requirements on short sales. The levels of restriction and disclosure may vary across different jurisdictions. Such restrictions and disclosure requirements may make it difficult for the Adviser to express its negative views in relation to certain securities, companies or sectors, which may have an adverse effect on the Fund’s ability to implement its investment strategy.

Authoritative guidance on disclosures about derivative instruments and hedging activities requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The realized gain/(loss) on swap contracts and foreign currency transactions is reflected on the Statement of Operations within these financial statements. The net change in unrealized appreciation/(depreciation) on swap contracts is reflected on the Statement of Operations and Schedule of Swap Contracts within these financial statements. The net change in unrealized appreciation/(depreciation) on foreign currency transactions is reflected on the Statement of Operations within these financial statements as a component of the net change in unrealized appreciation/(depreciation) from investment activities and foreign currency transactions. Option contracts serve as components of the Fund’s investment strategies and are utilized to structure investments to enhance the performance of the Fund. The SEC recently proposed rules that would change the foregoing process for covering senior securities. The rules have not yet been adopted. While the ultimate impact is not yet clear, these changes, as proposed, could restrict, and/or impose additional costs or other burdens upon, the Fund’s participation in derivatives transactions and short sales.

a. Bonds and Other Fixed-Income Securities

The Fund may invest without limit in high quality fixed-income securities for temporary defensive purposes and to maintain liquidity. For these purposes, “fixed-income securities” are bonds, notes and

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2016 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

a. Bonds and Other Fixed-Income Securities (continued)

debentures issued by corporations; debt securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities (“U.S. Government Securities”) or by a foreign government; municipal securities; and mortgage-backed and asset-backed securities. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed-income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit worthiness of the issuer and general market liquidity (i.e., market risk).

The Fund may also invest in both investment grade and non-investment grade debt securities. Investment grade debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization (“NRSRO”) in one of the four highest rating categories or, if not rated by any NRSRO, have been determined by the Adviser to be of comparable quality.

Non-investment grade debt securities (typically called “junk bonds”) are securities that have received a rating from an NRSRO of below investment grade or have been given no rating, and are considered by the NRSRO to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Non-investment grade debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Adverse changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of non- investment grade debt securities to make principal and interest payments than is the case for higher grade debt securities. An economic downturn affecting an issuer of non-investment grade debt securities may result in an increased incidence of default. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities. The Fund does not expect to invest more than 15% of its net assets in non-convertible debt securities. The Fund’s investments in non-investment grade debt securities, if any, are not expected to exceed 5% of its net assets.

At March 31, 2016, the Fund held no positions of the above-mentioned investments.

b. Exchange Traded Funds and Other Similar Instruments

The Fund may purchase retail shares of exchange-traded funds that are registered under the 1940 Act (“ETFs”) and retail shares of similar investment vehicles that are not registered under the 1940 Act (together with the ETFs, “Traded Funds”) and effect short sales of these shares. Transactions in Traded Funds may be used in seeking maximum capital appreciation or for hedging purposes. Typically, a Traded Fund holds a portfolio of common stocks designed to track the performance of a particular index or a “basket” of stocks of companies within a particular industry sector or group. Traded Funds sell and redeem their shares at net asset value in large blocks (typically 50,000 shares) called “creation units.” Shares representing fractional interests in these creation units are listed for trading on national securities exchange and can be purchased and sold in the secondary market in lots of any size at any time during the trading day (i.e., retail shares).

Investments in Traded Funds involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks including risks that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the Traded Funds. In addition, a Traded Fund may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the Traded Fund and the index with respect to the weighting of securities or number of stocks held.

Because Traded Funds bear various fees and expenses, the Fund’s investment in these instruments will involve certain indirect costs, as well as transaction costs, such as brokerage commissions. The Adviser considers the expenses associated with an investment in determining whether to invest in a Traded Fund.

At March 31, 2016, the Fund held no positions of the above-mentioned investments.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2016 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

c. Temporary Investments; U.S. Government Securities Risk

During periods of adverse market conditions in the equity securities markets, the Fund may deviate from its investment objective and invest all or a portion of its assets in high quality debt securities, money market instruments, or hold its assets in cash. Securities will be deemed to be of high quality if they are rated in the top four categories by an NRSRO or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high quality, short-term debt obligations (which generally have remaining maturities of one year or less), and may include: U.S. Government Securities; commercial paper; certificates of deposit and banker’s acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation (“FDIC”); and repurchase agreements for U.S. Government Securities. In lieu of purchasing money market instruments, the Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act.

The Fund may also invest in money market instruments or purchase shares of money market mutual funds pending investment of its assets in equity securities or non-money market debt securities, or to maintain such liquidity as may be necessary to effect repurchases of shares from shareholders or for other purposes.

It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it were not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s Share price or yield could fall. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of the U.S. Government Securities owned by the Fund does not imply that the Fund’s Shares are guaranteed by the FDIC or any other government agency, or that the price of the Fund’s Shares will not continue to fluctuate.

There was no activity of the above-mentioned investments in the Fund during the six months ended March 31, 2016.

d. Total Return Swaps

The Adviser may use total return swaps to pursue the Fund’s investment objective of maximum capital appreciation. The Adviser may also use these swaps for hedging purposes. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated, or “notional,” amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps, total return swaps or equity swaps, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund’s investment exposure to the particular interest rate, currency, commodity or equity involved. Total return swaps are where one party exchanges a cash flow indexed (on a long or short basis) to a non-money market asset (e.g., an equity security).

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive, which may be different than the amounts recorded on the Statement of Assets and Liabilities.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2016 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

e. Call and Put Options on Individual Securities

The Fund may purchase call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. A covered put option written by the Fund is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books or with the Fund’s custodian to fulfill the obligation undertaken.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund would ordinarily make a similar “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased, although the Fund would be entitled to exercise the option should it deem it advantageous to do so. The Fund may also invest in so-called “synthetic” options or other derivative instruments written by broker-dealers.

Options transactions may be effected on securities exchanges or in the over-the-counter market. Over-the-counter options purchased and sold by the Fund may also include options on baskets of specific securities. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund may buy and sell call and put options, including options on currencies. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund’s losses are potentially unlimited. Options may be traded over-the-counter or on a securities exchange. These transactions involve risks consisting of counterparty credit risk and leverage risk.

At March 31, 2016, the fair value of the above-mentioned investments was $1,996,512.

f. Foreign Currency Transactions

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in the net change in unrealized appreciation/(depreciation) from investment activities and foreign currency transactions on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2016 (Unaudited) (continued)

11. Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

f. Foreign Currency Transactions (continued)

equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

The Fund may enter into forward foreign currency exchange contracts for hedging and non-hedging purposes to pursue its investment objective. These contracts represent obligations to purchase or to sell a specified amount of currency at a future date and at a specified price agreed to by the parties at the time they enter into the contracts and allow the Fund to “lock in” the US dollar prices of securities. However, there may be an imperfect correlation between the securities being purchased or sold and the forward contracts entered into, and there is a risk that a counterparty will be unable or unwilling to fulfill its obligations under the forward contract.

The Fund may also seek to hedge against the decline in the value of a currency or, to the extent applicable, to enhance returns, through the use of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or over-the-counter markets. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

At March 31, 2016, the fair value of the above-mentioned investments was $(3,292,756).

12. Balance Sheet Offsetting

In the normal course of business the Fund has entered into derivative transactions subject to an enforceable master netting agreement. The netting agreement allows the Fund and the counterparty to make net payments in respect of all transactions in the same currency, settling on the same date. The Fund posts cash as collateral with the Custodian for the counterparty and is held by the Custodian in a segregated account and its use is restricted. The Fund receives or posts cash as collateral with its prime broker based on the unrealized gain/loss of the swaps.

In the event of default (i.e., the Fund a) fails to post said collateral, b) fails to comply with any restrictions or provisions, or c) fails to comply with or perform any agreement or obligation), then the counterparty has the right to set-off any amounts payable by the Fund with respect to any obligations against any posted collateral or the cash equivalent of any posted collateral. Further, the counterparty has the right to liquidate, sell, pledge, re-hypothecate, or dispose of such posted collateral to satisfy any outstanding obligations.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2016 (Unaudited) (continued)

12. Balance Sheet Offsetting (continued)

The table below presents the swap contracts that are set-off, if any, as well as collateral delivered, related to those swap contracts as of March 31, 2016.

Offsetting of Financial Assets and Derivative Assets

	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Received
Total return swaps	$58,102,661	$(13,376,867)	$44,725,794	$—	$—	$—
Purchased options	$1,966,512	$—	$1,966,512	$—	$—	$—

Offsetting of Financial Liabilities and Derivative Liabilities

	Gross Amount of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Pledged
Total return swaps	$13,376,867	$(13,376,867)	$—	$—	$108,062,926	$—
Forward currency contracts	$3,292,756	$—	$3,292,756	$—	$—	$—

The fair value of derivative instruments as of March 31, 2016 was as follows:

Derivatives not accounted for as hedging instruments	Notional	Fair Value on the Statement of Assets and Liabilities
Total return swaps—Long	$221,044,637	$14,463,460
Total return swaps—Short	(363,119,419)	30,262,334
Forward currency contracts	65,673,155	(3,292,756)
Purchased options	2,151,923	1,966,512

Total	$(74,249,704)	$43,399,550

Effect of derivative instruments trading activities for the six months ended March 31, 2016:

Derivatives not accounted for as hedging instruments	Realized gain/(loss) recognized on the Statement of Operations	Net change in unrealized gain/(loss) recognized on the Statement of Operations
Total return swaps—Long	$(15,499,767)	$26,754,959
Total return swaps—Short	6,851,353	(16,846,784)
Forward currency contracts	—	(3,292,756)
Purchased options	473,549	(185,412)

Total	$(8,174,865)	$6,430,007

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2016 (Unaudited) (continued)

13. Federal Income Tax Information

At September 30, 2015, the aggregate cost and proceeds for Federal income tax purposes of portfolio investments and securities sold, not yet purchased was $1,532,275,920, and $640,041,257, respectively. For Federal income tax purposes, at September 30, 2015, accumulated net unrealized gain on portfolio investments was $171,483,358, consisting of $281,954,191 gross unrealized gain and $110,470,833 gross unrealized loss. The accumulated net unrealized loss on securities sold, not yet purchased, was $81,435,030, consisting of $129,727,420 gross unrealized gain and $211,162,450 gross unrealized loss. The difference between book basis and tax basis unrealized gain on portfolio investments and unrealized loss on securities sold, not yet purchased is attributable primarily to cumulative loss deferrals on wash sales and loss deferrals on unsettled short positions and wash sales, respectively.

During the year ended September 30, 2015, taxable gain differs from net decrease in net assets resulting from operations primarily due to: (1) unrealized gain/(loss) from investment activities and foreign currency transactions, as investment gains and losses are not included in taxable income until they are realized; (2) deferred wash sales losses and loss deferrals on unsettled short positions; (3) net reversal of qualified late year losses; (4) reversal of prior year unrealized gain/(loss) of swap contracts and (5) net operating losses. Listed below is a reconciliation of net increase in net assets resulting from operations to taxable gain for the fiscal year ended September 30, 2015.

Net decrease in net assets resulting from operations	$27,039,661
Net change in unrealized gain/(loss) from investment activities and foreign currency transactions	(49,230,611)
Book/tax difference due to recognized wash sales losses	(7,080,631)
Book/tax difference due to short sales	421,626
Current year net operating losses	82,500,877
Net reversal of qualified late-year losses	(50,534,862)
Other book-tax differences	(3,116,021)

Taxable Gain(1)	$39

(1)

The Fund’s taxable gain is an estimate and will not be finally determined until the Fund files its tax return for the year ended September 30, 2015. Therefore, the final taxable income may be different than the estimate.

As of September 30, 2015, the components of net assets on a tax basis were as follows:

Accumulated undistributed net investment loss	$(28,139,526)
Accumulated net realized losses on investments	(33,375,916)
Accumulated unrealized gain from investment activities and foreign currency transactions	282,294,498
Paid-in capital	1,334,219,203

Total Net Assets	$1,554,998,259

ASC 740 Accounting for Uncertainty in Income Taxes (“ASC 740”) provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the Fund’s Financial Statements. ASC 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management’s determinations regarding ASC 740 may be subject to review and adjustment at a later date based upon factors including, but not limited to, an ongoing analysis of tax laws, regulations and interpretations thereof. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. In accordance with authoritative guidance, management has analyzed the Fund’s tax positions for the open tax years from 2012 through 2015, and has concluded that no provision for income tax is required in the

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2016 (Unaudited) (continued)

13. Federal Income Tax Information (continued)

Fund’s financial statements. During the period, the Fund did not record any interest or penalties. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules including the unlimited carryover of future capital losses. In general, the provisions of the Act became effective for the Fund’s fiscal year beginning after October 31, 2011.

During the year ended September 30, 2015, the tax character of the dividends paid by the Fund was $57,080,054 long-term capital gains.

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2016 (Unaudited) (continued)

14. Financial Highlights

The following table includes selected data for a share outstanding throughout the periods shown. Effective November 1, 2012, the Fund’s fiscal year end was changed from October 31 to September 30. Fiscal period end September 30, 2013 was the first since the Fund changed its fiscal year end from October 31 to September 30.

	Class A
	For the Six Months Ended March 31, 2016	For the Year Ended September 30, 2015	For the Year Ended September 30, 2014	For the Eleven Months Ended September 30, 2013	For the Year Ended October 31, 2012	For the Year Ended October 31, 2011
Net asset value per Share, beginning of period	$12.56	$12.76	$13.06	$11.33	$11.13	$10.57

Income from investment operations (a):
Net investment income/(loss)	(0.20)	(0.40)	(0.38)	(0.75)	(0.59)	(0.74)
Net realized and unrealized gain/(loss) from investment activities, foreign currency transactions and total return swaps	0.47	0.69	0.14	2.48	0.85	1.30

Total income/(loss) from investment operations	0.27	0.29	(0.24)	1.73	0.26	0.56

Distributions to shareholders:
Realized capital gains	(0.03)	(0.49)	(0.06)	—	(0.06)	—

Total distributions to shareholders	(0.03)	(0.49)	(0.06)	—	(0.06)	—

Net asset value per Share, end of period	$12.80	$12.56	$12.76	$13.06	$11.33	$11.13

Total return—gross (b) (c) (d)	2.46%	2.21%	(1.76%)	19.06%	2.93%	6.55%
Total return—net (b) (c) (d)	2.14%	2.14%	(1.84%)	15.27%	2.38%	5.30%
Ratios/supplemental data:
Net assets (dollars in thousands), end of period	1,619,735	1,548,684	1,468,900	1,137,349	694,581	325,272
Average net assets (dollars in thousands), end of period	1,650,707	1,596,336	1,408,062	931,507	519,202	269,839
Ratio of expenses to average net assets (d) (e)	4.39%	4.02%	3.99%	7.99%	5.68%	6.81%
Ratio of expenses without incentive fee to average net assets (d) (e)	4.06%	3.92%	3.97%	4.01%	5.03%	5.38%
Ratio of incentive fee to average net assets (c) (d)	0.33%	0.10%	0.02%	3.98%	0.65%	1.43%
Ratio of expenses without incentive fee, dividend & interest expense and security trading related expenses to average net assets (d) (e)	2.45%	2.46%	2.49%	2.50%	2.58%	2.86%
Ratio of dividend and interest expense to average net assets (d) (e)	0.91%	0.88%	0.75%	0.61%	0.98%	1.09%
Ratio of security trading related expenses to average net assets (d) (e)	0.70%	0.58%	0.73%	0.90%	1.46%	1.43%
Ratio of net investment income/(loss) to average net assets (d) (e)	(2.77%)	(3.04%)	(2.87%)	(6.84%)	(4.57%)	(5.75%)
Portfolio turnover on investments in securities (c)	44%	85%	113%	127%	97%	108%
Average debt ratio (e)	2.95%	1.35%	0.16%	0.21%	0.03%	0.12%
Average commission rate paid	$0.02	$0.02	$0.02	$0.02	$0.02	$0.02

ACAP STRATEGIC FUND
NOTES TO FINANCIAL STATEMENTS—MARCH 31, 2016 (Unaudited) (concluded)

14. Financial Highlights (continued)

	Class W
	For the Six Months Ended March 31, 2016	For the period April 1, 2015 (date of issuance) through September 30, 2015
Net asset value per Share, beginning of period	$9.39	$10.00

Income from investment operations (a):
Net investment income/(loss)	(0.01)	0.21
Net realized and unrealized gain/(loss) from investment activities, foreign currency transactions and total return swaps	0.25	(0.82)

Total income/(loss) from investment operations	0.24	(0.61)

Distributions to shareholders:
Realized capital gains	(0.03)	—

Total distributions to shareholders	(0.03)	—

Net asset value per Share, end of period	$9.60	$9.39

Total return—gross (b) (c) (d)	1.93%	(7.80%)
Total return—net (b) (c) (d)	2.55%	(6.10%)
Ratios/supplemental data:
Net assets (dollars in thousands), end of period	55,548	6,314
Average net assets (dollars in thousands), end of period	39,759	3,288
Ratio of expenses to average net assets (d) (e)	2.60%	0.20%
Ratio of expenses without incentive fee to average net assets (d) (e)	3.32%	3.56%
Ratio of incentive fee to average net assets (c) (d)	(0.72%)	(3.36%)
Ratio of expenses without incentive fee, dividend & interest expense and security trading related expenses to average net assets (d) (e)	1.69%	1.70%
Ratio of dividend and interest expense to average net assets (d) (e)	0.95%	1.22%
Ratio of security trading related expenses to average net assets (d) (e)	0.68%	0.64%
Ratio of net investment income/(loss) to average net assets (d) (e)	(0.99)%	0.94%
Portfolio turnover on investments in securities (c)	44%	85%
Average debt ratio (e)	2.95%	1.35%
Average commission rate paid	$0.02	$0.02

(a)	Per Share amounts presented are based on monthly Shares outstanding throughout the period indicated.

(b)

Total return gross/net of incentive fee is calculated assuming an investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

(c)	Non-annualized for periods less than one year.

(d)	The computation of such ratios for an individual shareholder may vary from these ratios due to timing of capital activity.

(e)	Annualized for periods of less than one year.

15. Subsequent Events

Subsequent to March 31, 2016, and through May 26, 2016, the Fund had capital subscriptions of $28,488,218 and $5,463,925 in Class A shares and Class W shares, respectively.

ACAP STRATEGIC FUND
Supplemental Information
(Unaudited)

Disclosure of Portfolio Holdings: The Fund files a Form N-Q with the Securities and Exchange Commission (the “SEC”) no more than sixty days after the Fund’s first and third fiscal quarters of each fiscal year. For the Fund, this would be for the fiscal quarters ending December 31 and June 30. Form N-Q includes a complete schedule of the Fund’s portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).

Voting Proxies on Fund Portfolio Securities: A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling your financial advisor, or calling collect (212) 716-6840, or on the SEC’s website at http://www.sec.gov.

Supplemental Tax Information: If during the year you would like information on estimated capital gains, please contact the Fund at (212) 716-6840.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Board, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ACAP Strategic Fund

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer (principal executive officer)

Date	6/1/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer (principal executive officer)

Date	6/1/16

By (Signature and Title)*	/s/ George Mykoniatis
George Mykoniatis, Treasurer and Principal Financial Officer (principal financial officer)

Date	6/1/16

* Print the name and title of each signing officer under his or her signature.